Statements of Financial Condition - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Equity in trading account:
Unrestricted cash (Note 2f)		$ 22,501,448	$ 7,838,310
Restricted cash (Note 2f)		4,805,814	3,909,258
Total equity in trading account		27,675,908	36,771,199
Cash at bank (Note 1)		218
Interest receivable (Note 2i)		5,880	1,038
Total assets		27,682,006	36,772,237
Accrued expenses:
Ongoing placement agent fees (Note 2j)		46,032	61,908
General Partner fees (Note 2j)		46,032	61,908
Management fees (Note 3)		34,523	46,432
Incentive fees (Note 3)			5,391
Redemptions payable to Limited Partners		675,687	279,640
Total liabilities		904,621	696,961
Partners' Capital:
General Partner		318,009	417,919
Limited Partners		26,459,376	35,657,357
Total partners' capital (net asset value)		26,777,385	36,075,276
Total liabilities and partners' capital		$ 27,682,006	$ 36,772,237
Net asset value per Unit		$ 19.83	$ 22.49
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2f)			$ 4,372,856
Restricted cash (Note 2f)		$ 0	2,434,648
Total equity in trading account			22,306,487
Interest receivable (Note 2i)			605
Total assets			22,307,092
Accrued expenses:
Ongoing placement agent fees (Note 2j)			38,090
General Partner fees (Note 2j)			38,090
Management fees (Note 3)			28,569
Redemptions payable to Limited Partners			278,476
Total liabilities			631,981
Partners' Capital:
General Partner			243,785
Limited Partners			21,431,326
Total partners' capital (net asset value)			21,675,111
Total liabilities and partners' capital			$ 22,307,092
Net asset value per Unit			$ 12.08
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Equity in trading account:
Unrestricted cash (Note 2f)	[1]	15,981,938
Net unrealized appreciation (depreciation) on open contracts			$ (190,939)
Total equity in trading account	[1]	16,041,669
Interest receivable (Note 2i)	[1]	3,869
Total assets	[1]	16,045,538
Liabilities:
Net unrealized appreciation (depreciation) on open contracts			(190,939)
Accrued expenses:
Ongoing placement agent fees (Note 2j)	[1]	26,412
General Partner fees (Note 2j)	[1]	26,412
Management fees (Note 3)	[1]	22,809
Redemptions payable to Limited Partners	[1]	15,788,186
Liquidation redemptions payable to General Partner (Notes 1 and 2m)	[1]	181,719
Total liabilities	[1]	16,045,538
Partners' Capital:
Total liabilities and partners' capital	[1]	16,045,538
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2f)			7,076,316
Restricted cash (Note 2f)		0	3,396,902
Total equity in trading account			27,712,038
Interest receivable (Note 2i)			2,030
Total assets			27,714,068
Accrued expenses:
Ongoing placement agent fees (Note 2j)			47,197
General Partner fees (Note 2j)			47,197
Management fees (Note 3)			35,397
Redemptions payable to Limited Partners			196,980
Total liabilities			326,771
Partners' Capital:
General Partner			304,663
Limited Partners			27,082,634
Total partners' capital (net asset value)			27,387,297
Total liabilities and partners' capital			$ 27,714,068
Net asset value per Unit			$ 14.20
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Equity in trading account:
Unrestricted cash (Note 2f)	[1]	23,937,593
Total equity in trading account	[1]	23,937,593
Interest receivable (Note 2i)	[1]	7,293
Total assets	[1]	23,944,886
Accrued expenses:
Ongoing placement agent fees (Note 2j)	[1]	38,289
General Partner fees (Note 2j)	[1]	38,289
Management fees (Note 3)	[1]	29,018
Redemptions payable to Limited Partners	[1]	23,500,747
Liquidation redemptions payable to General Partner (Notes 1 and 2m)	[1]	275,296
Total liabilities	[1]	23,944,886
Partners' Capital:
Total partners' capital (net asset value)	[1]	0
Total liabilities and partners' capital	[1]	23,944,886
Futures Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts		368,646	$ (241,682)
Liabilities:
Net unrealized appreciation (depreciation) on open contracts		368,646	(241,682)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts			(190,939)
Liabilities:
Net unrealized appreciation (depreciation) on open contracts			(190,939)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts			237,427
Liabilities:
Net unrealized appreciation (depreciation) on open contracts			237,427
Forward Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts		(102,347)	27,678
Liabilities:
Net unrealized appreciation (depreciation) on open contracts		(102,347)	27,678
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts		59,731	(57,817)
Liabilities:
Net unrealized appreciation (depreciation) on open contracts		59,731	(57,817)
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	[1]	59,731
Liabilities:
Net unrealized appreciation (depreciation) on open contracts	[1]	59,731
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts		(63,247)	2,832
Liabilities:
Net unrealized appreciation (depreciation) on open contracts		(63,247)	2,832
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	[1]	(63,247)
Liabilities:
Net unrealized appreciation (depreciation) on open contracts	[1]	$ (63,247)
U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value			24,995,953
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value			15,498,983
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value			$ 16,998,561

[1]	Presented on a liquidation basis of accounting.